Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
Pay Versus Performance Table. As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, the following additional compensation information is provided for our Chief Executive Officer as our principal executive officer (PEO) and our other Named Executive Officers (Other NEOs), in addition to total shareholder return, net income, and non-GAAP recurring revenue performance results for fiscal years 2020, 2021, and 2022.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)	Average Summary Compensation Table Total for Other NEOs(3)	Average Compensation Actually Paid to Other NEOs(4)	Value of $100 Initial Fixed Investment Based on TSR(5)	Value of $100 Initial Fixed Investment Based on Peer Group TSR(6)	Net Income	Non-GAAP Recurring Revenue(7)
							(In thousands)
2022	$6,197,162	$(3,366,114)	$2,344,425	$(1,734,306)	$107	$134	$164,240	$1,470,759
2021	$5,590,005	$14,936,995	$2,409,118	$6,675,726	$179	$172	$161,458	$1,261,400
2020	$4,692,182	$13,125,021	$2,132,932	$7,665,325	$146	$153	$194,820	$818,638
(1)
For the years 2022, 2021, and 2020, this is the total compensation, as depicted in the Summary Compensation Table above, for Chief Executive Officer H. Lynn Moore, Jr., our Principal Executive Officer (PEO).

(2)
Represents the amount of “compensation actually paid” to Mr. Moore, as determined in accordance with Item 402(v) of Regulation S-K. The figures presented do not reflect the actual amount of compensation earned by or paid to Mr. Moore during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Moore’s total compensation for each year to determine the “compensation actually paid”:

Adjustments to determine Compensation Actually Paid for PEO	2022	2021	2020
Total reported in Summary Compensation Table (SCT)	$6,197,162	$5,590,005	$4,692,182
Less, value of stock & option awards reported in SCT	(5,584,945)	(5,052,575)	(4,154,668)
Less, change in pension value and non-qualified deferred compensation earnings in SCT	—	—	—
Plus, pension service cost and impact of pension plan amendments	—	—	—
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	4,894,336	7,141,556	4,946,903
Plus, change in fair value of prior year awards that are outstanding and unvested	(5,684,175)	6,633,151	7,207,776
Plus, fair value of awards granted this year and that vested this year	—	—	—
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	(3,188,491)	624,859	432,828
Less, prior year fair value of prior year awards that failed to vest this year	—	—	—
“Compensation Actually Paid”	$(3,366,114)	$14,936,995	$13,125,021
(3)
Represents the average of the amounts reported for the company’s named executive officers as a group (excluding Mr. Moore) in the “Total” column of the Summary Compensation Table in each applicable year: Mr. Marr, Mr. Miller, and Mr. Puckett in 2022 and 2021, and Mr. Marr and Mr. Miller in 2020.

(4)
Represents the amount of “compensation actually paid” to the company's named executive officers as a group (excluding Mr. Moore), as determined in accordance with Item 402(v) of Regulation S-K. The figures presented do not reflect the actual amount of compensation earned by or paid to the named executive officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to average total compensation for the named executive officers as a group (excluding Mr. Moore) for each year to determine the “compensation actually paid”:

Adjustments to determine Compensation Actually Paid for Other NEOs	2022	2021	2020
Total reported in Summary Compensation Table (SCT)	$2,344,425	$2,409,118	$2,132,932
Less, value of stock & option awards reported in SCT	(1,997,451)	(2,066,716)	(1,772,507)
Less, change in pension value and non-qualified deferred compensation earnings in SCT	—	—	—
Plus, pension service cost and impact of pension plan amendments	—	—	—
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	1,773,552	2,888,432	2,065,960
Plus, change in fair value of prior year awards that are outstanding and unvested	(2,303,705)	3,127,295	5,001,364
Plus, fair value of awards granted this year and that vested this year	—	—	—
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	(1,551,127)	317,596	237,576
Less, prior year fair value of prior year awards that failed to vest this year	—	—	—
“Compensation Actually Paid”	$(1,734,306)	$6,675,726	$7,665,325
(5)
For the relevant fiscal year, represents an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table.

(6)
The Company’s peer group, described above under “Peer Group,” was used for the purposes of calculating peer group total shareholder return. Peer Group TSR was calculated on a market-capitalization-weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return was indicated. TSR represents an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table.

(7)
Non-GAAP Recurring Revenue is the company-selected financial performance measure that, in our assessment, represents the most important performance measure used to link compensation actually paid to our named executive officers to company performance for the most recently completed fiscal year.

Company Selected Measure Name	Non-GAAP Recurring Revenue
Named Executive Officers, Footnote [Text Block]
(3)
Represents the average of the amounts reported for the company’s named executive officers as a group (excluding Mr. Moore) in the “Total” column of the Summary Compensation Table in each applicable year: Mr. Marr, Mr. Miller, and Mr. Puckett in 2022 and 2021, and Mr. Marr and Mr. Miller in 2020.

Peer Group Issuers, Footnote [Text Block]
(6)
The Company’s peer group, described above under “Peer Group,” was used for the purposes of calculating peer group total shareholder return. Peer Group TSR was calculated on a market-capitalization-weighted basis according to the respective issuers’ stock market capitalization at the beginning of each period for which a return was indicated. TSR represents an initial $100 investment, measured on a cumulative basis from the market close on December 31, 2019, through and including the end of the fiscal year for which TSR is being presented in the table.

PEO Total Compensation Amount	$ 6,197,162	$ 5,590,005	$ 4,692,182
PEO Actually Paid Compensation Amount	$ (3,366,114)	14,936,995	13,125,021
Adjustment To PEO Compensation, Footnote [Text Block]
(2)
Represents the amount of “compensation actually paid” to Mr. Moore, as determined in accordance with Item 402(v) of Regulation S-K. The figures presented do not reflect the actual amount of compensation earned by or paid to Mr. Moore during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to Mr. Moore’s total compensation for each year to determine the “compensation actually paid”:

Adjustments to determine Compensation Actually Paid for PEO	2022	2021	2020
Total reported in Summary Compensation Table (SCT)	$6,197,162	$5,590,005	$4,692,182
Less, value of stock & option awards reported in SCT	(5,584,945)	(5,052,575)	(4,154,668)
Less, change in pension value and non-qualified deferred compensation earnings in SCT	—	—	—
Plus, pension service cost and impact of pension plan amendments	—	—	—
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	4,894,336	7,141,556	4,946,903
Plus, change in fair value of prior year awards that are outstanding and unvested	(5,684,175)	6,633,151	7,207,776
Plus, fair value of awards granted this year and that vested this year	—	—	—
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	(3,188,491)	624,859	432,828
Less, prior year fair value of prior year awards that failed to vest this year	—	—	—
“Compensation Actually Paid”	$(3,366,114)	$14,936,995	$13,125,021

Non-PEO NEO Average Total Compensation Amount	$ 2,344,425	2,409,118	2,132,932
Non-PEO NEO Average Compensation Actually Paid Amount	$ (1,734,306)	6,675,726	7,665,325
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Represents the amount of “compensation actually paid” to the company's named executive officers as a group (excluding Mr. Moore), as determined in accordance with Item 402(v) of Regulation S-K. The figures presented do not reflect the actual amount of compensation earned by or paid to the named executive officers during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the adjustments in the table below were made to average total compensation for the named executive officers as a group (excluding Mr. Moore) for each year to determine the “compensation actually paid”:

Adjustments to determine Compensation Actually Paid for Other NEOs	2022	2021	2020
Total reported in Summary Compensation Table (SCT)	$2,344,425	$2,409,118	$2,132,932
Less, value of stock & option awards reported in SCT	(1,997,451)	(2,066,716)	(1,772,507)
Less, change in pension value and non-qualified deferred compensation earnings in SCT	—	—	—
Plus, pension service cost and impact of pension plan amendments	—	—	—
Plus, year-end value of awards granted in fiscal year that are unvested and outstanding	1,773,552	2,888,432	2,065,960
Plus, change in fair value of prior year awards that are outstanding and unvested	(2,303,705)	3,127,295	5,001,364
Plus, fair value of awards granted this year and that vested this year	—	—	—
Plus, change in fair value (from prior year-end) of prior year awards that vested this year	(1,551,127)	317,596	237,576
Less, prior year fair value of prior year awards that failed to vest this year	—	—	—
“Compensation Actually Paid”	$(1,734,306)	$6,675,726	$7,665,325

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Relationship between Pay and Performance. The graphs below illustrate the relationship between “compensation actually paid” to our Chief Executive Officer and other named executive officers in 2020, 2021, and 2022 and Company and Peer Group TSR, Company net income, and Company non-GAAP recurring revenue.
“Compensation actually paid” (CAP), as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid under those awards. Fluctuations in CAP are generally due to stock price and varying levels of the projected and actual achievement of performance goals (as reflected in the significant decrease to 2022 CAP). For a discussion of how our Compensation Committee assessed our performance and our Named Executive Officers’ pay each year, refer to the “Compensation Discussion and Analysis” in this Proxy Statement and the Proxy Statements for 2020 and 2021.

Compensation Actually Paid vs. Net Income [Text Block]
Relationship between Pay and Performance. The graphs below illustrate the relationship between “compensation actually paid” to our Chief Executive Officer and other named executive officers in 2020, 2021, and 2022 and Company and Peer Group TSR, Company net income, and Company non-GAAP recurring revenue.
“Compensation actually paid” (CAP), as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid under those awards. Fluctuations in CAP are generally due to stock price and varying levels of the projected and actual achievement of performance goals (as reflected in the significant decrease to 2022 CAP). For a discussion of how our Compensation Committee assessed our performance and our Named Executive Officers’ pay each year, refer to the “Compensation Discussion and Analysis” in this Proxy Statement and the Proxy Statements for 2020 and 2021.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Relationship between Pay and Performance. The graphs below illustrate the relationship between “compensation actually paid” to our Chief Executive Officer and other named executive officers in 2020, 2021, and 2022 and Company and Peer Group TSR, Company net income, and Company non-GAAP recurring revenue.
“Compensation actually paid” (CAP), as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid under those awards. Fluctuations in CAP are generally due to stock price and varying levels of the projected and actual achievement of performance goals (as reflected in the significant decrease to 2022 CAP). For a discussion of how our Compensation Committee assessed our performance and our Named Executive Officers’ pay each year, refer to the “Compensation Discussion and Analysis” in this Proxy Statement and the Proxy Statements for 2020 and 2021.

Total Shareholder Return Vs Peer Group [Text Block]
Relationship between Pay and Performance. The graphs below illustrate the relationship between “compensation actually paid” to our Chief Executive Officer and other named executive officers in 2020, 2021, and 2022 and Company and Peer Group TSR, Company net income, and Company non-GAAP recurring revenue.
“Compensation actually paid” (CAP), as required under SEC rules, reflects adjusted values to unvested and vested equity awards during the years shown based on year-end stock prices, various accounting valuation assumptions, and projected performance modifiers, but does not reflect actual amounts paid under those awards. Fluctuations in CAP are generally due to stock price and varying levels of the projected and actual achievement of performance goals (as reflected in the significant decrease to 2022 CAP). For a discussion of how our Compensation Committee assessed our performance and our Named Executive Officers’ pay each year, refer to the “Compensation Discussion and Analysis” in this Proxy Statement and the Proxy Statements for 2020 and 2021.

Tabular List [Table Text Block]
Important Financial Performance Measures. The table below provides an unranked list of the most important financial performance measures, including the Company-Selected Measure, used by the Company to link CAP for all NEOs to Company performance for 2022.
Non-GAAP Recurring Revenue
Non-GAAP Operating Margin
Non-GAAP Earnings Per Share

Total Shareholder Return Amount	$ 107	179	146
Peer Group Total Shareholder Return Amount	134	172	153
Net Income (Loss)	$ 164,240,000	$ 161,458,000	$ 194,820,000
Company Selected Measure Amount	1,470,759,000	1,261,400,000	818,638,000
PEO Name	H. Lynn Moore, Jr.	H. Lynn Moore, Jr.	H. Lynn Moore, Jr.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Recurring Revenue
Non-GAAP Measure Description [Text Block]
(7)
Non-GAAP Recurring Revenue is the company-selected financial performance measure that, in our assessment, represents the most important performance measure used to link compensation actually paid to our named executive officers to company performance for the most recently completed fiscal year.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Operating Margin
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP Earnings Per Share
PEO [Member] | Value of Stock & Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (5,584,945)	$ (5,052,575)	$ (4,154,668)
PEO [Member] | Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Pension Service Cost and Impact of Pension Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,894,336	7,141,556	4,946,903
PEO [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,684,175)	6,633,151	7,207,776
PEO [Member] | Fair Value Of Awards Granted This Year And That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value from Prior Year-End of Prior Year Awards that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,188,491)	624,859	432,828
PEO [Member] | Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Stock & Option Awards Reported in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,997,451)	(2,066,716)	(1,772,507)
Non-PEO NEO [Member] | Change in Pension Value and Non-Qualified Deferred Compensation Earnings in SCT [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Pension Service Cost and Impact of Pension Plan Amendments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year-End Value of Awards Granted in Fiscal Year that are Unvested and Outstanding [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,773,552	2,888,432	2,065,960
Non-PEO NEO [Member] | Change in Fair Value of Prior Year Awards that are Outstanding and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,303,705)	3,127,295	5,001,364
Non-PEO NEO [Member] | Fair Value Of Awards Granted This Year And That Vested This Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value from Prior Year-End of Prior Year Awards that Vested this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,551,127)	317,596	237,576
Non-PEO NEO [Member] | Prior Year Fair Value of Prior Year Awards that Failed to Vest this Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0